UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22734

Western Asset Middle Market Debt Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: April 30

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

FORM N-Q

JULY 31, 2016

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 104.0%
CONSUMER DISCRETIONARY - 18.5%
Diversified Consumer Services - 0.3%
Cengage Learning Inc., Senior Notes	9.500%	6/15/24	$320,000	$336,400	(a)

Hotels, Restaurants & Leisure - 8.0%
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	1,000,000	990,000	(b)
Golden Nugget Escrow Inc., Senior Notes	8.500%	12/1/21	1,113,000	1,160,302	(a)(b)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	290,000	305,225	(a)
Inn of the Mountain Gods Resort & Casino, Senior Secured Notes	9.250%	11/30/20	1,881,488	1,730,969	(a)(b)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	1,500,000	1,531,875	(a)(b)
Nathan’s Famous Inc., Senior Secured Notes	10.000%	3/15/20	120,000	129,600	(a)
Scientific Games Corp., Senior Subordiinated Notes	8.125%	9/15/18	670,000	670,000
Viking Cruises Ltd., Senior Notes	8.500%	10/15/22	2,590,000	2,298,625	(a)(b)

Total Hotels, Restaurants & Leisure				8, 816,596

Household Durables - 2.7%
APX Group Inc., Senior Notes	8.750%	12/1/20	3,000,000	2,865,000	(b)
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	100,000	101,500

Total Household Durables				2,966,500

Leisure Products - 0.3%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	570,000	324,900	(a)(b)

Media - 2.3%
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	444,400	189,981	(c)
MediaNews Group Inc.	12.000%	12/24/18	1,652,000	1,652,000	(d)(g)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	1,230,040	694,973	(a)(c)(g)

Total Media				2,536,954

Multiline Retail - 1.1%
Neiman Marcus Group Ltd. LLC, Senior Notes	8.000%	10/15/21	440,000	375,144	(a)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	1,000,000	795,000	(a)(c)

Total Multiline Retail				1,170,144

Specialty Retail - 2.4%
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	2,500,000	2,640,625	(a)

Textiles, Apparel & Luxury Goods - 1.4%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	1,615,000	1,606,925	(a)(b)

TOTAL CONSUMER DISCRETIONARY				20,399,044

CONSUMER STAPLES - 7.4%
Beverages - 2.0%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	1,820,000	1,756,300	(a)(b)
DS Services of America Inc., Secured Notes	10.000%	9/1/21	420,000	475,390	(a)(b)

Total Beverages				2,231,690

Food & Staples Retailing - 2.0%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	2,370,000	2,218,912	(a)(b)

Food Products - 0.8%
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	970,000	897,250	(a)

Household Products - 1.0%
Sun Products Corp., Senior Notes	7.750%	3/15/21	1,000,000	1,045,000	(a)(b)

Tobacco - 1.6%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	2,000,000	1,767,500	(b)

TOTAL CONSUMER STAPLES				8,160,352

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 18.4%
Energy Equipment & Services - 3.0%
Pride International Inc., Senior Notes	7.875%	8/15/40	$1,750,000	$1,292,463	(b)
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	2,540,000	2,006,600	(a)(b)

Total Energy Equipment & Services				3,299,063

Oil, Gas & Consumable Fuels - 15.4%
Armstrong Energy Inc., Senior Secured Notes	11.750%	12/15/19	2,000,000	820,000	(b)
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	5,000,000	2,437,500	*(e)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,190,000	1,124,550	(a)(b)
Comstock Resources Inc., Senior Secured Notes	10.000%	3/15/20	2,000,000	1,665,000	(a)(b)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	7.000%	8/15/21	1,000,000	990,000	(a)
Holly Energy Partners LP/Holly Energy Finance Corp., Senior Notes	6.000%	8/1/24	360,000	365,400	(a)
Iracore International Holdings Inc., Senior Secured Notes	9.500%	6/1/18	1,500,000	780,000	(a)(b)
Magnum Hunter Resources Corp. Escrow	—	—	2,920,000	0	*(d)(f)(g)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	1,550,000	379,750	(a)(b)(g)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	1,780,000	1,486,300	(b)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	1,790,000	1,512,550	(b)
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	140,000	122,850
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,060,000	895,700
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	6.250%	6/1/24	790,000	796,912	(a)
Rice Energy Inc., Senior Notes	6.250%	5/1/22	910,000	891,800	(b)
Rice Energy Inc., Senior Notes	7.250%	5/1/23	690,000	695,175
RSP Permian Inc., Senior Notes	6.625%	10/1/22	990,000	1,019,700	(b)
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	1,500,000	1,016,250	(b)
Saratoga Resources Inc., Senior Secured Notes	12.500%	7/1/16	1,000,000	2,140	*(b)(g)(h)

Total Oil, Gas & Consumable Fuels				17,001,577

TOTAL ENERGY				20,300,640

FINANCIALS - 7.5%
Capital Markets - 1.7%
Jefferies Finance LLC/JFIN Co.-Issuer Corp., Senior Notes	7.375%	4/1/20	2,000,000	1,880,000	(a)

Consumer Finance - 3.1%
Stearns Holdings Inc., Senior Secured Notes	9.375%	8/15/20	1,770,000	1,683,713	(a)(b)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	2,275,000	1,797,250	(a)(b)

Total Consumer Finance				3,480,963

Diversified Financial Services - 1.3%
NewStar Financial Inc., Senior Notes	7.250%	5/1/20	1,500,000	1,441,200	(b)

Real Estate Investment Trusts (REITs) - 1.4%
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	1,500,000	1,539,375

TOTAL FINANCIALS				8,341,538

HEALTH CARE - 8.9%
Biotechnology - 1.1%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	1,220,000	1,187,670	(a)

Health Care Equipment & Supplies - 1.9%
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	1,000,000	835,000	(a)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	20,000	20,500	(a)
Immucor Inc., Senior Notes	11.125%	8/15/19	1,390,000	1,285,750	(b)

Total Health Care Equipment & Supplies				2,141,250

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - 5.9%
BioScrip Inc., Senior Notes	8.875%	2/15/21	$3,000,000	$2,782,500	(b)
MPH Acquisition Holdings LLC, Senior Notes	7.125%	6/1/24	1,390,000	1,486,431	(a)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	2,340,000	2,187,900	(b)

Total Health Care Providers & Services				6,456,831

TOTAL HEALTH CARE				9,785,751

INDUSTRIALS - 17.8%
Aerospace & Defense - 2.0%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,000,000	872,500	(a)(b)
Heligear Acquisition Co., Senior Secured Bonds	10.250%	10/15/19	620,000	651,387	(a)(g)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	630,000	644,175

Total Aerospace & Defense				2,168,062

Air Freight & Logistics - 0.9%
Air Medical Merger Sub Corp., Senior Notes	6.375%	5/15/23	1,000,000	970,000	(a)(b)

Commercial Services & Supplies - 1.8%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	1,250,000	1,081,250	(a)(b)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,050,000	931,219	(b)

Total Commercial Services & Supplies				2,012,469

Construction & Engineering - 5.2%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	1,690,000	1,732,250	(a)(b)
HC2 Holdings Inc., Senior Secured Notes	11.000%	12/1/19	2,000,000	1,920,000	(a)(b)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	1,922,489	1,624,503	(a)(b)(c)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	500,000	493,750	(a)

Total Construction & Engineering				5,770,503

Electrical Equipment - 2.2%
Interface Grand Master Holdings Inc., Senior Notes	17.000%	8/15/19	1,012,132	986,829	(c)(d)(g)
Interface Master Holdings Inc., Senior Notes	12.500%	8/1/18	1,000,000	905,000	(a)(b)(c)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	500,000	490,000	(a)

Total Electrical Equipment				2,381,829

Machinery - 0.3%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	420,000	342,300	(a)(b)

Marine - 1.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,740,000	1,348,500	(a)

Road & Rail - 2.5%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,070,000	1,053,950	(a)(b)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	320,000	329,600	(a)(b)
Jack Cooper Holdings Corp., Senior Secured Notes	9.250%	6/1/20	1,930,000	1,399,250

Total Road & Rail				2,782,800

Trading Companies & Distributors - 0.5%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	750,000	532,500	(a)

Transportation - 1.2%
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	2,500,000	1,325,000	(a)(b)(c)

TOTAL INDUSTRIALS				19,633,963

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INFORMATION TECHNOLOGY - 4.8%
Electronic Equipment, Instruments & Components - 1.9%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	$1,120,000	$1,115,800	(b)
KEMET Corp., Senior Secured Notes	10.500%	5/1/18	1,000,000	1,000,000

Total Electronic Equipment, Instruments & Components				2,115,800

Internet Software & Services - 1.8%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	2,000,000	2,047,500	(a)(b)(c)

IT Services - 0.3%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	730,000	336,713	(a)(b)(g)

Technology Hardware, Storage & Peripherals - 0.8%
Seagate HDD Cayman, Senior Bonds	4.875%	6/1/27	1,000,000	840,240

TOTAL INFORMATION TECHNOLOGY				5,340,253

MATERIALS - 15.6%
Chemicals - 5.2%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	1,250,000	1,299,225	(a)(b)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	1,087,937	984,583	(a)(b)(c)
Jac Holding Corp., Senior Secured Notes	11.500%	10/1/19	2,696,000	2,857,760	(a)(b)
Techniplas LLC, Senior Secured Notes	10.000%	5/1/20	700,000	546,000	(a)(b)

Total Chemicals				5,687,568

Construction Materials - 1.7%
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	430,000	328,950	(a)(b)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	1,110,000	826,950	(a)(b)
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	730,000	750,323	(a)

Total Construction Materials				1,906,223

Containers & Packaging - 3.9%
BWAY Holding Co., Senior Notes	9.125%	8/15/21	1,000,000	1,000,000	(a)(b)
Consolidated Container Co., LLC/Consolidated Container Capital Inc., Senior Notes	10.125%	7/15/20	1,250,000	1,204,688	(a)(b)
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	2,240,000	2,133,600	(a)(b)

Total Containers & Packaging				4,338,288

Metals & Mining - 4.8%
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	2,390,000	2,204,775	(a)(b)
Joseph T. Ryerson & Son Inc., Senior Notes	11.250%	10/15/18	1,337,000	1,303,575	(b)
Magnetation LLC/Mag Finance Corp., Senior Secured Notes	11.000%	5/15/18	1,384,000	83,040	*(a)(e)(g)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	25,570	0	(a)(c)(d)(f)(g)
Optima Specialty Steel Inc., Senior Secured Notes	12.500%	12/15/16	852,000	728,460	(a)
Permian Holdings Inc., Senior Secured Notes	10.500%	1/15/18	1,750,000	516,250	(a)(b)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	420,000	433,650	(a)

Total Metals & Mining				5,269,750

TOTAL MATERIALS				17,201,829

TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 3.4%
Frontier Communications Corp., Senior Notes	10.500%	9/15/22	340,000	368,475
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	420,000	449,925
Intelsat Jackson Holdings SA, Senior Notes	7.250%	4/1/19	1,000,000	752,500
Intelsat Luxembourg SA, Senior Bonds	8.125%	6/1/23	1,000,000	237,500
Windstream Services LLC, Senior Notes	7.750%	10/15/20	1,000,000	1,001,875
Windstream Services LLC, Senior Notes	7.500%	6/1/22	1,000,000	925,000

Total Diversified Telecommunication Services				3,735,275

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services - 1.7%
Neptune Finco Corp., Senior Notes	10.125%	1/15/23	$290,000	$333,137	(a)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	405,000	447,525
Sprint Corp., Senior Notes	7.875%	9/15/23	1,260,000	1,156,844	(b)

Total Wireless Telecommunication Services				1,937,506

TOTAL TELECOMMUNICATION SERVICES				5,672,781

TOTAL CORPORATE BONDS & NOTES (Cost - $122,816,418)				114,836,151

CONVERTIBLE BONDS & NOTES - 0.1%
MATERIALS - 0.1%
Metals & Mining - 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds (Cost - $1,356,875)	9.500%	6/24/19	1,356,875	94,981	(a)(c)(g)

SENIOR LOANS - 18.3%
CONSUMER DISCRETIONARY - 6.1%
Diversified Consumer Services - 1.5%
Affinion Group Inc., Second Lien Term Loan	8.500%	10/31/18	2,000,000	1,653,334	(i)(j)

Hotels, Restaurants & Leisure - 1.7%
AP Gaming I LLC, USD Term Loan B	9.250%	12/21/20	1,950,000	1,842,141	(i)(j)

Media - 0.6%
AP NMT Acquisition BV, USD Second Lien Term Loan	10.000%	8/13/22	550,000	384,083	(g)(i)(j)
Lee Enterprises Inc., Term Loan	7.250%	3/31/19	317,229	313,454	(i)(j)

Total Media				697,537

Specialty Retail - 1.2%
J. Crew Group Inc., New Term Loan B	4.000%	3/5/21	1,492,366	1,065,799	(i)(j)
Spencer Gifts LLC, Second Lien Term Loan	9.250%	6/29/22	350,000	288,750	(i)(j)

Total Specialty Retail				1,354,549

Textiles, Apparel & Luxury Goods - 1.1%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	1,742,987	1,141,657	(i)(j)

TOTAL CONSUMER DISCRETIONARY				6,689,218

CONSUMER STAPLES - 2.3%
Food Products - 2.3%
CSM Bakery Solutions LLC, Second Lien Term Loan	8.750%	7/3/21	1,710,000	1,624,500	(i)(j)
Shearer’s Foods Inc., Second Lien Term Loan	7.750%	6/30/22	1,000,000	910,000	(i)(j)

TOTAL CONSUMER STAPLES				2,534,500

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Magnum Hunter Resources Inc., Exit Term Loan	8.000%	5/6/19	280,000	278,600	(c)(g)(i)(j)
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	1,987,481	1,530,361	(i)(j)

TOTAL ENERGY				1,808,961

HEALTH CARE - 2.8%
Health Care Equipment & Supplies - 1.2%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	1,440,972	1,311,285	(i)(j)

Health Care Providers & Services - 1.6%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	1,866,667	1,815,333	(i)(j)

TOTAL HEALTH CARE				3,126,618

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.4%
WP CPP Holdings LLC, New Second Lien Term Loan	8.750%	4/30/21	$492,500	$445,713	(i)(j)

Marine - 2.5%
Commercial Barge Line Co., 2015 First Lien Term Loan	9.750%	11/12/20	2,962,500	2,795,859	(i)(j)

TOTAL INDUSTRIALS				3,241,572

INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment, Instruments & Components - 0.9%
Allflex Holdings III Inc., New Second Lien Term Loan	8.000%	7/19/21	1,000,000	998,750	(i)(j)

IT Services - 0.5%
CompuCom Systems Inc., REFI Term Loan B	4.250%	5/9/20	686,100	482,843	(i)(j)

TOTAL INFORMATION TECHNOLOGY				1,481,593

MATERIALS - 0.1%
Metals & Mining - 0.1%
Magnetation LLC, DIP Term Loan	12.000%	9/15/16	587,215	146,804	(c)(d)(g)(i)(j)

UTILITIES - 1.1%
Electric Utilities - 1.1%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	1,362,750	1,219,661	(i)(j)

TOTAL SENIOR LOANS (Cost - $21,937,109)				20,248,927

			SHARES
COMMON STOCKS - 2.1%
ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Magnum Hunter Resources Corp.			150,673	1,958,749	*(g)

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Physiotherapy Associates Holdings Inc. (Escrow)			30,000	367,500	*(d)(g)

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			5,022,817	0	*(d)(f)(g)

TOTAL COMMON STOCKS (Cost - $4,331,979)				2,326,249

CONVERTIBLE PREFERRED STOCKS - 0.4%
HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
Allergan PLC (Cost - $441,749)	5.500%		527	472,371

PREFERRED STOCKS - 1.8%
INDUSTRIALS - 1.8%
Trading Companies & Distributors - 1.8%
General Finance Corp. (Cost - $1,996,875)	8.125%		79,875	1,932,975

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $152,881,005)				139,911,654

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,699,692)	0.250%	1,699,692	$1,699,692

TOTAL INVESTMENTS - 128.3% (Cost - $154,580,697#)			141,611,346
Liabilities in Excess of Other Assets - (28.3)%			(31,195,921)

TOTAL NET ASSETS - 100.0%			$110,415,425

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(e)	The coupon payment on these securities is currently in default as of July 31, 2016.

(f)	Value is less than $1.

(g)	Illiquid security.

(h)	The maturity principal is currently in default as of July 31, 2016.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

DIP	— Debtor-in-Possession
REFI	— Refinancing

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Middle Market Debt Fund Inc. (the “Fund”) was incorporated in Maryland on July 23, 2012 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets, which are the net assets of the Fund plus the principal amount of any borrowings, in below-investment-grade debt securities, including loans, issued by middle market companies. For investment purposes, “middle market” refers to companies with annual revenues of between $100 million and $1 billion at the time of investment by the Fund. Securities of middle market issuers are typically considered below investment grade (also commonly referred to as “junk bonds”). It is anticipated that the Fund will terminate on or before December 31, 2020. Upon its termination, it is anticipated that the Fund will have distributed substantially all of its net assets to stockholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of evaluation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$18,747,044	$1,652,000		$20,399,044
Energy	—	20,300,640	0	*	20,300,640
Industrials	—	18,647,134	986,829		19,633,963
Materials	—	17,201,829	0	*	17,201,829
Other Corporate Bonds & Notes	—	37,300,675	—		37,300,675
Convertible Bonds & Notes	—	94,981	—		94,981
Senior Loans:
Consumer Discretionary	—	4,561,274	2,127,944		6,689,218
Consumer Staples	—	910,000	1,624,500		2,534,500
Energy	—	—	1,808,961		1,808,961
Health Care	—	1,311,285	1,815,333		3,126,618
Industrials	—	—	3,241,572		3,241,572
Information Technology	—	1,481,593	—		1,481,593
Materials	—	—	146,804		146,804
Utilities	—	—	1,219,661		1,219,661
Common Stocks:
Energy	—	1,958,749	—		1,958,749
Health Care	—	—	367,500		367,500
Materials	—	—	0	*	0	*
Convertible Preferred Stocks	$472,371	—	—		472,371
Preferred Stocks	1,932,975	—	—		1,932,975

Total Long-Term Investments	$2,405,346	$122,515,204	$14,991,104		$139,911,654

Short-Term Investments†	1,699,692	—	—		1,699,692

Total Investments	$4,105,038	$122,515,204	$14,991,104		$141,611,346

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$24,885	—		$24,885

Total	$4,105,038	$122,540,089	$14,991,104		$141,636,231

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$15,545	—		$15,545

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BOND & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY		INDUSTRIALS	MATERIALS
Balance as of April 30, 2016	$3,587,141	—		$936,222	$0	*
Accrued premiums/discounts	(4,029)	—		2,426	—
Realized gain (loss)	13,020	—		—	—
Change in unrealized appreciation (depreciation)[1]	(3,737)	—		48,181	—
Purchases	—	0	*	—	—
Sales	(1,940,395)	—		—	—
Transfers into Level 3	—	—		—	—
Transfers out of Level 3	—	—		—	—

Balance as of July 31, 2016	$1,652,000	$0	*	$986,829	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2016[1]	—	—		$48,181	—

	SENIOR LOANS
INVESTMENTS IN SECURITIES	CONSUMER DISCREATIONARY	CONSUMER STAPLES	ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS	UTILITIES
Balance as of April 30, 2016	$649,227	$2,532,400	$1,529,604	$1,292,927	—	$284,963	$1,222,749
Accrued premiums/discounts	49	2,223	10,232	4,126	—	1,283	1,069
Realized gain (loss)	879	—	(181,268)	40	—	—	59
Change in unrealized appreciation (depreciation)[1]	(4,016)	(123)	185,992	17,831	—	(156,730)	(766)
Purchases	—	—	1,016,600	—	—	17,288	—
Sales	(43,935)	—	(752,199)	(3,639)	—	—	(3,450)
Transfers into Level 3[2]	1,525,740	—	—	1,815,333	$3,241,572	—	—
Transfers out of Level 3[3]	—	(910,000)	—	(1,311,285)	—	—	—

Balance as of July 31, 2016	$2,127,944	$1,624,500	$1,808,961	$1,815,333	$3,241,572	$146,804	$1,219,661

Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2016[1]	$(4,016)	$15,136	$191,752	—	—	$(156,730)	$(766)

	COMMON STOCKS
INVESTMENTS IN SECURITIES	HEALTH CARE	MATERIALS	TOTAL
Balance as of April 30, 2016	$351,300	$4	$12,386,537
Accrued premiums/discounts	—	—	17,379
Realized gain (loss)	—	—	(167,270)
Change in unrealized appreciation (depreciation)[1]	16,200	(4)	102,828
Purchases	—	—	1,033,888
Sales	—	—	(2,743,618)
Transfers into Level 3[2]	—	—	6,582,645
Transfers out of Level 3[3]	—	—	(2,221,285)

Balance as of July 31, 2016	$367,500	$0 *	$14,991,104

Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2016[1]	$16,200	$(4)	$109,753

Notes to Schedule of Investments (unaudited) (continued)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,211,673
Gross unrealized depreciation	(19,181,024)

Net unrealized depreciation	$(12,969,351)

At July 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	40,000	USD	45,399	HSBC Bank USA, N.A.	8/12/16	$(662)
EUR	710,000	USD	808,961	HSBC Bank USA, N.A.	8/12/16	(14,883)
USD	843,566	EUR	732,259	HSBC Bank USA, N.A.	8/12/16	24,594
USD	20,134	EUR	17,741	HSBC Bank USA, N.A.	8/12/16	291

Total						$9,340

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Middle Market Debt Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2016